Income Taxes - Income Taxes Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income tax relating to components of other comprehensive income [abstract]
Unrealized gain/(loss) on cash flow hedging derivatives	$ (2,939)	$ 1,877	$ (9,409)
Pension liability	(189)	(939)
Total income tax recognized directly in other comprehensive income	$ (3,128)	$ 938	$ (9,409)